Balances and Transactions with Related Parties and Affiliated Companies - Summary of Benefits and Aggregate Compensation Paid to Executive Officers and Senior Management of the Company, Recognized as an Expense During the Reporting Period (Detail) - MXN ($)
$ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Current compensations and employee benefits	$ 815	$ 978	$ 705
Termination benefits	68	186	57
Shared based payments	$ 190	$ 188	$ 157